Financial instruments (Details 12)	Dec. 31, 2023	Dec. 31, 2022
Minimum Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	65.62%	72.15%
Low Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	19.33%	21.65%
Medium Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	6.37%	3.36%
High Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	8.28%	2.56%
Very High Risk [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.40%	0.28%